Non-Current Provisions And Other Non-Current Liabilities - Disclosure of Remeasurement of Net Defined Benefit Liability Asset (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Actuarial assumption of discount rates | Minimum
Disclosure of net defined benefit liability (asset) [Line Items]
Decrease in actuarial assumption	(0.15%)
Increase in actuarial assumption		1.70%
Actuarial assumption of discount rates | Maximum
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	0.40%	2.30%
United Kingdom | Actuarial assumption of expected rates of inflation
Disclosure of net defined benefit liability (asset) [Line Items]
Decrease in actuarial assumption		(0.15%)
Eurozone | Actuarial assumption of expected rates of inflation
Disclosure of net defined benefit liability (asset) [Line Items]
Decrease in actuarial assumption	(0.10%)
Increase in actuarial assumption		0.35%
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on benefit obligations	€ 99	€ 2,402	€ 3,048
Plan assets | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on plan assets	€ 34	€ (1,292)	€ (2,398)